Related parties - Remuneration Of Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Related Parties [Abstract]
Fees	$ 559,642	$ 566,411	$ 613,267
Total	$ 559,642	$ 566,411	$ 613,267